UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John M. Behrendt
Title:     Managing Member
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  John M. Behrendt     Fort Wayne, IN     April 17, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $151,878 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778     1696    27083 SH       SOLE                        0        0    27083
GENERAL ELECTRIC CO            COM              369604103      703    19205 SH       SOLE                        0        0    19205
ISHARES TR                     DJ SEL DIV INX   464287168     2520    43705 SH       SOLE                        0        0    43705
ISHARES TR                     IBOXX INV CPBD   464287242     1665    15871 SH       SOLE                        0        0    15871
ISHARES TR                     LEHMAN AGG BND   464287226     3586    34868 SH       SOLE                        0        0    34868
ISHARES TR                     MSCI EAFE IDX    464287465    18632   260082 SH       SOLE                        0        0   260082
ISHARES TR                     RUSSELL 1000     464287622     1262    17648 SH       SOLE                        0        0    17648
ISHARES TR                     RUSSELL1000VAL   464287598     1029    14159 SH       SOLE                        0        0    14159
ISHARES TR                     S&P 500 INDEX    464287200    15372   116794 SH       SOLE                        0        0   116794
ISHARES TR                     S&P 500 VALUE    464287408    19540   283853 SH       SOLE                        0        0   283853
ISHARES TR                     S&P EURO PLUS    464287861     1456    13974 SH       SOLE                        0        0    13974
ISHARES TR                     S&P MC 400 GRW   464287606     1262    15625 SH       SOLE                        0        0    15625
ISHARES TR                     S&P MIDCAP 400   464287507    21421   278379 SH       SOLE                        0        0   278379
ISHARES TR                     S&P MIDCP VALU   464287705     1511    20995 SH       SOLE                        0        0    20995
ISHARES TR                     S&P SMLCAP 600   464287804      961    16097 SH       SOLE                        0        0    16097
ISHARES TR                     S&P SMLCP VALU   464287879    10622   163942 SH       SOLE                        0        0   163942
JP MORGAN CHASE & CO           COM              46625H100     1220    28567 SH       SOLE                        0        0    28567
LINCOLN NATL CORP IND          COM              534187109     5013    98300 SH       SOLE                        0        0    98300
SPDR TR                        UNIT SER 1       78462F103     4317    32823 SH       SOLE                        0        0    32823
ST DJ WS REIT ETF              COM              86330E604    12490   179380 SH       SOLE                        0        0   179380
TOWER FINANCIAL CORP           COM              891769101      253    22995 SH       SOLE                        0        0    22995
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     1153    14809 SH       SOLE                        0        0    14809
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2249    38041 SH       SOLE                        0        0    38041
VANGUARD INDEX FDS             MID CAP ETF      922908629     4815    71264 SH       SOLE                        0        0    71264
VANGUARD INDEX FDS             REIT ETF         922908553     2476    39845 SH       SOLE                        0        0    39845
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     1879    31335 SH       SOLE                        0        0    31335
VANGUARD INDEX FDS             VALUE ETF        922908744     5036    84248 SH       SOLE                        0        0    84248
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1067    19883 SH       SOLE                        0        0    19883
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1278    13673 SH       SOLE                        0        0    13673
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     2475    36230 SH       SOLE                        0        0    36230
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866     1743    28092 SH       SOLE                        0        0    28092
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      731    16680 SH       SOLE                        0        0    16680
WILLIAMS COS INC DEL           COM              969457100      445    13698 SH       SOLE                        0        0    13698